STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Common Stock [Member] Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total	Class B Ordinary Shares [Member]
Beginning balance at Jul. 26, 2020	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Jul. 26, 2020	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsors	$ 690	24,310	0	25,000
Issuance of Class B ordinary shares to Sponsors (in shares)	6,900,000
Accretion for Class A ordinary shares to redemption amount		(24,310)	(33,441,137)	(33,465,447)
Net income (loss)	$ 0	0	(20,851,423)	(20,851,423)
Ending balance at Dec. 31, 2020	$ 690	0	(54,292,560)	(54,291,870)
Ending balance (in shares) at Dec. 31, 2020	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash received in excess of fair value of Private Placement Warrants		410,744	0	410,744	$ 0
Accretion for Class A ordinary shares to redemption amount		(410,744)	(5,109,256)	(5,520,000)
Net income (loss)	$ 0	0	23,194,905	23,194,905	$ 4,638,981
Ending balance at Dec. 31, 2021	$ 690	$ 0	$ (36,206,911)	$ (36,206,221)
Ending balance (in shares) at Dec. 31, 2021	6,900,000